Equity Method Investments	6 Months Ended
Jun. 30, 2025
Equity method investments [Abstract]
Equity method investments
10.	Equity method investments

The Company holds investments in certain companies that are accounted for pursuant to the equity method. As of June 30, 2025, the Company held the following ownership interests in the outstanding common stock of entities which are significant from the Company’s perspective:
	Period Ended
	December 31, 2024		June 30, 2025
Equity method investments	Ownership interest	Carrying amount	Ownership interest	Carrying amount
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG	50.0%	$17,808,231	50.0%	$20,317,954
BB Amstel B.V.	41.5%	7,443,176	41.5%	8,343,695
MPC Caribbean Clean Energy Limited, Barbados	22.2%	5,032,570	22.2%	5,658,476
Barber Ship Management Germany GmbH & Co. KG	50.0%	3,922,745	50.0%	4,391,583
BestShip GmbH & Cie. KG	-	-	50.0%	3,651,166
Other	-	16,297,000	-	9,395,790
Total	-	$50,503,722	-	$51,758,664

In February 2025, MPC Capital acquired a 50% stake in BestShip GmbH & Cie. KG, Hamburg (“BestShip”) for $2,595,745. BestShip is a performance management company that focuses on improving and optimizing energy efficiency of commercial vessels and performance management solutions.

As of June 30, 2025, the Company also held the following ownership interests in the outstanding common stock of entities and for which the fair value option was elected:
	Period Ended
	December 31, 2024		June 30, 2025
Equity method investments measured at fair value	Ownership interest	Carrying amount	Ownership interest	Carrying amount
MPC Container Ships ASA	13.7%	111,586,255	17.14%	117,930,189
MPC Energy Solutions NV	20.5%	3,868,793	20.5%	$4,548,760
Total		115,455,048	-	$122,478,949

Equity method investments measured at fair value
Balance December 31, 2024	$115,455,048
Equity securities acquired	21,523,683
Unrealized loss on equity method investments revalued at fair value at end of the period	(24,814,649)
Unrealized foreign exchange loss from equity method investments measured at fair value (1i)	(1,084,348)
Unrealized foreign exchange gain from equity method investments measured at fair value – OCI portion- (1ii)	11,399,215
Balance June 30, 2025	$122,478,949

(1)
The amount presented includes foreign exchange differences arising from (i) translation into the functional currency to reflect the end-of-period exchange rates and any gains or losses are included in the unaudited interim condensed consolidated statements of comprehensive income and (ii) translation of the accounts of foreign subsidiaries with non-USD functional currencies and the resulting cumulative translation adjustments are recorded in Other Comprehensive Income (OCI) in the unaudited interim condensed consolidated statements of comprehensive income and accumulated in Accumulated Other Comprehensive Income (AOCI) within equity.

Castor’s subsidiary, MPCC CSI LTD., a company affiliated with MPC Capital, acquired during the six month period ended June 30, 2025, 3.44% shares in MPCC amounting $21,523,683, resulting in MPC Capital and its affiliated entities, collectively increasing their holding of total voting rights in MPCC from approximately 16.68% to 20.12%, or 89,260,056 shares.

As part of the pushdown accounting as discussed in the 2024 Annual Report, the fair value option was elected for MPC Container Ships ASA and MPC Energy Solutions N.V. For the six months ended June 30, 2025, a net loss in the amount of $25,077,549 is attributed to MPC Container Ships ASA and a net gain in the amount of $262,900 is associated with MPC Energy Solutions NV. Both amounts are recorded in net loss from equity method investments measured at fair value in the unaudited interim condensed consolidated statement of comprehensive income. Furthermore, as of June 30, 2025, the Company received dividends amounting to $10,610,587 from MPC Container Ships ASA. The entire net loss from equity method investments during the reporting period is attributable to the fair value changes (Level 1) of these two entities.

For those equity method investments that are considered significant for the interim financial statements from the Company’s perspective, summarized consolidated financial information is provided below.

MPC Container Ships ASA (in thousands)	June 30, 2025
Current assets	$415,198
Non-current assets	1,035,675
Current liabilities	140,312
Non-current liabilities	431,343
Market value (June 30, 2025)	699,390
Revenue	264,958
Net income	137,844
Total comprehensive income	$137,432